CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 274,027	$ 221,968	$ 211,697
Costs and expenses
Direct cost of revenues	126,076	104,677	96,035
Selling, general and administration	65,107	100,286	75,240
Depreciation and amortization	22,375	28,514	22,680
Restructuring charges, net (Note 18)	1,592	62,531	9,306
Change in fair value of embedded derivatives (Note 17)	(2,649)	(13,050)	(7,922)
Other expenses, net (Note 19)	8,549	25,057	9,157
Total costs and expenses	221,050	308,015	204,496
Operating income (loss) from continuing operations	52,977	(86,047)	7,201
Interest expense	(2,499)	(5,522)	(2,754)
Interest income	10,274	8,590	7,445
Equity loss (Note 8)	(128)	(650)	(49)
Income (loss) from continuing operations before income taxes	60,624	(83,629)	11,843
Income tax expense (recovery) (Note 20)
- current	13,456	(8,306)	14,387
- deferred	3,666	8,493	1,645
Total income tax expense (recovery)	17,122	187	16,032
Income (loss) from continuing operations	43,502	(83,816)	(4,189)
Loss from discontinued operations, net of income taxes (Note 3)	(26,655)	(148,194)	(131,052)
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Basic income (loss) per share (Note 15)
- from continuing operations	$ 0.67	$ (0.94)	$ (0.03)
- from discontinued operations	$ (0.41)	$ (1.66)	$ (1.09)
Basic income (loss) per share	$ 0.26	$ (2.60)	$ (1.12)
Diluted income (loss) per share (Note 15)
- from continuing operations	$ 0.67	$ (0.94)	$ (0.03)
- from discontinued operations	$ (0.41)	$ (1.66)	$ (1.09)
Diluted income (loss) per share	$ 0.26	$ (2.60)	$ (1.12)